PROPERTY, PLANT AND EQUIPMENT - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 17,252,915	R$ 15,901,493
Impairment of non-financial assets	0	(411,925)	R$ 0
Balance, end of the year	R$ 18,741,786	R$ 17,252,915	R$ 15,901,493
Average rate of capitalized interest	3.30%	3.80%	6.00%
Gross cost
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	R$ 49,095,210	R$ 43,291,837	R$ 41,072,186
Additions	3,026,023	1,650,778	1,746,600
Capitalized interest	32,876	24,622	24,676
Disposals	(535,086)	(888,140)	(367,685)
Business Combination		486,757
Loss of control of subsidiary (note 3.4)	(598,232)
Impairment of non-financial assets		(411,925)
Foreign exchange effect	1,889,141	4,941,281	816,060
Balance, end of the year	52,909,932	49,095,210	43,291,837
Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(31,842,295)	(27,390,344)	(25,525,705)
Depreciation	(2,057,411)	(1,905,637)	(1,577,182)
Disposals	481,264	860,610	290,935
Loss of control of subsidiary (note 3.4)	422,602
Foreign exchange effect	(1,172,306)	(3,406,924)	(578,392)
Balance, end of the year	(34,168,146)	(31,842,295)	(27,390,344)
Land and buildings
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	4,795,317	4,399,481
Balance, end of the year	4,680,220	4,795,317	4,399,481
Land and buildings | Gross cost
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	9,939,856	8,912,943	8,700,749
Additions	20,661	50,848	28,449
Transfers	224,789	207,551	115,452
Disposals	(41,475)	(226,920)	(54,699)
Business Combination		275,076
Loss of control of subsidiary (note 3.4)	(168,222)
Impairment of non-financial assets		(198,196)
Foreign exchange effect	245,005	918,554	122,992
Balance, end of the year	10,220,614	9,939,856	8,912,943
Land and buildings | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(5,144,539)	(4,513,462)	(4,181,805)
Depreciation	(383,122)	(413,252)	(295,615)
Transfers	6,693
Disposals	23,046	223,174	38,826
Loss of control of subsidiary (note 3.4)	84,286
Foreign exchange effect	(126,758)	(440,999)	(74,868)
Balance, end of the year	(5,540,394)	(5,144,539)	(4,513,462)
Machines, equipments, and installations
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	9,366,248	9,189,797
Balance, end of the year	9,554,394	9,366,248	9,189,797
Machines, equipments, and installations | Gross cost
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	34,900,469	31,031,208	29,608,998
Additions	159,387	98,372	76,756
Transfers	1,125,706	695,512	884,161
Disposals	(383,593)	(505,580)	(165,139)
Business Combination		173,453
Loss of control of subsidiary (note 3.4)	(414,955)
Impairment of non-financial assets		(213,729)
Foreign exchange effect	1,476,437	3,621,233	626,432
Balance, end of the year	36,863,451	34,900,469	31,031,208
Machines, equipments, and installations | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(25,534,221)	(21,841,411)	(20,366,821)
Depreciation	(1,468,513)	(1,354,559)	(1,136,040)
Transfers	(1,201)		(20)
Disposals	369,173	497,434	145,019
Loss of control of subsidiary (note 3.4)	332,312
Foreign exchange effect	(1,006,607)	(2,835,685)	(483,549)
Balance, end of the year	(27,309,057)	(25,534,221)	(21,841,411)
Data electronic equipment
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	64,468	72,127
Balance, end of the year	97,012	64,468	72,127
Data electronic equipment | Gross cost
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	922,143	802,549	753,078
Additions	21,595	9,765	13,955
Transfers	48,827	13,653	24,037
Disposals	(2,982)	(11,487)	(1,890)
Business Combination		29
Loss of control of subsidiary (note 3.4)	(2,545)
Foreign exchange effect	32,978	107,634	13,369
Balance, end of the year	1,020,016	922,143	802,549
Data electronic equipment | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(857,675)	(730,422)	(686,946)
Depreciation	(41,973)	(37,616)	(33,143)
Disposals	2,981	11,169	1,818
Loss of control of subsidiary (note 3.4)	2,542
Foreign exchange effect	(28,879)	(100,806)	(12,151)
Balance, end of the year	(923,004)	(857,675)	(730,422)
Property, plant and equipment under construction
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	2,254,205	1,515,729
Balance, end of the year	3,620,929	2,254,205	1,515,729
Property, plant and equipment under construction | Gross cost
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	2,254,205	1,515,729	1,021,247
Additions	2,649,417	1,369,947	1,506,343
Capitalized interest	32,876	24,622	24,676
Transfers	(1,405,597)	(939,231)	(1,038,693)
Disposals	(19,462)		(40,314)
Business Combination		36,563
Loss of control of subsidiary (note 3.4)	(7,143)
Foreign exchange effect	116,633	246,575	42,470
Balance, end of the year	3,620,929	2,254,205	1,515,729
Other
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	772,677	724,359
Balance, end of the year	789,231	772,677	724,359
Other | Gross cost
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	1,078,537	1,029,408	988,114
Additions	174,963	121,846	121,097
Transfers	6,275	22,515	15,043
Disposals	(87,574)	(144,153)	(105,643)
Business Combination		1,636
Loss of control of subsidiary (note 3.4)	(5,367)
Foreign exchange effect	18,088	47,285	10,797
Balance, end of the year	1,184,922	1,078,537	1,029,408
Other | Accumulated depreciation
PROPERTY, PLANT AND EQUIPMENT
Balance, beginning of the year	(305,860)	(305,049)	(290,133)
Depreciation	(163,803)	(100,210)	(112,384)
Transfers	(5,492)		20
Disposals	86,064	128,833	105,272
Loss of control of subsidiary (note 3.4)	3,462
Foreign exchange effect	(10,062)	(29,434)	(7,824)
Balance, end of the year	R$ (395,691)	R$ (305,860)	R$ (305,049)